Subsequent Events (Details) (USD $)	6 Months Ended		12 Months Ended		0 Months Ended				1 Months Ended	0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 24, 2014 Cashless Exercise of Options, January 24, 2014 [Member] Subsequent Event [Member]	Feb. 10, 2014 Shares Issued for Performance Incentive Plan [Member] Subsequent Event [Member]	Mar. 14, 2014 Conversion of Series AA Preferred Stock [Member] Subsequent Event [Member]	Mar. 21, 2014 Asset Purchase Agreement with MMT Technologies [Member] Subsequent Event [Member]	Jul. 01, 2014 Temporary Exercise Period [Member] Subsequent Event [Member]	Aug. 04, 2014 Subsequent Event [Member]	Jul. 01, 2014 Subsequent Event [Member]	Aug. 04, 2014 Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(146,250)				24,167
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Increases (Decreases) in Period					(45,000)
Share Based Compensation, Options, Exercise Price (in Dollars per share)					$ 0.50
Share Price (in Dollars per share)					$ 1.08
Stock Issued During Period, Shares, Other						204,689
Number Of Individuals To Whom Stock Issued						4	2
Shares Issued, Price Per Share (in Dollars per share)						$ 1.04	$ 0.50	$ 1.03
Stock Issued During Period, Shares, Conversion of Convertible Securities							2,605,513
Stock Issued During Period, Shares, Acquisitions								204,750
Registration of Shares, Number of Shares	37,200,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 0.50			$ 0.73
Number of Warrant Holders									46
Class of Warrants or Rights Exercised	0		(680,000)	(35,000)					6,268,628		6,268,628
Stock Issued During Period, Shares, Exercise of Warrants									6,268,628		6,268,628
Proceeds from Warrant Exercises (in Dollars)	$ 1,673,182	$ 0	$ 0	$ 0					$ 3,134,314
Payments of Stock Issuance Costs (in Dollars)	0	77,537	367,915	0					60,869
Proceeds from Warrant Exercises, Net (in Dollars)	1,400,263								3,073,445
Agreement, Term										term of two years and may be extended for additional one-year terms by written agreement
Other Commitments, Description										initial engagement fee of $50,000, a monthly consulting fee of $12,500 per month for the first year of the term, a to be determined monthly consulting fee for the second year of the term
Class of Warrant or Rights Granted	2,705,513		8,187,817	7,946,500						2,700,000
Warrants, Vesting Terms										half shall vest immediately and the remaining amount shall vest on August 4, 2015
Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)												$ 500,000